Supplemental Oil and Gas Information - Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Abstract]
Beginning of year	$ 451,930	$ 229,899	$ 165,181
Balance at inception of common control (February 17, 2015)		215,544
Sale of oil and natural gas produced, net of production costs	(104,596)	(60,640)	(29,498)
Purchase of minerals in place	188,317	69,258	14,587
Extensions and discoveries	168,796	261,728	20,195
Changes in income taxes, net	(206,817)	171	(266)
Changes in prices and costs	(57,034)	(193,130)	19,683
Previously estimated development costs incurred	15,067		190
Net changes in future development costs	11,985	1,646	(3,194)
Revisions of previous quantities	3,943	9,827	26,945
Accretion of discount	103,000	41,859	16,522
Change in production rates and other	(31,550)	(124,232)	(446)
End of year	$ 543,041	$ 451,930	$ 229,899